Equity Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Stock Option Activity and Changes

The following table summarizes stock option activity as of December 31, 2011 and changes during the year then ended:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding as of December 31, 2010	12,753,756	$1.38
Granted	2,850,000	3.66
Exercised	(1,227,125)	1.02
Forfeited or expired	(1,308,782)	3.05

Outstanding as of December 31, 2011	13,067,849	$1.75	7.28	$4,881,048

Vested or expected to vest as of December 31, 2011	12,565,148	$1.70	7.22	$4,808,791

Exercisable as of December 31, 2011	8,352,099	$1.22	6.38	$4,072,204

Summary of Stock Options Outstanding and Exercisable

The following table summarizes information about stock options outstanding and exercisable as of December 31, 2011:

	Options Outstanding			Options Exercisable
Range of Exercise Price	Number	Weighted Average Remaining Contractual Term	Weighted Average Exercise Price	Number	Weighted Average Exercise Price

$1.00 - $1.00	8,351,256	7.09	1.00	6,880,631	1.00
$1.11 - $3.28	2,020,493	5.84	2.06	1,133,368	1.59
$3.29 - $3.99	1,890,350	9.22	3.54	132,350	3.38
$4.08 - $4.95	737,750	8.44	4.36	187,750	4.90
$5.05 - $5.05	50,000	9.07	5.05	—	0.00
$7.40 - $7.40	5,500	5.11	7.40	5,500	7.40
$10.80 - $10.80	12,500	5.59	10.80	12,500	10.80

Total	13,067,849	7.28	1.75	8,352,099	1.22

Other Information Related to Stock Options

Other information pertaining to stock options is as follows:

	For the Years Ended December 31,
	2011	2010	2009

Weighted average grant date fair value per share of options	$3.66	$1.00	$0.27
Total intrinsic value of options exercised	$3,044,903	$659,148	$—

Summary of Nonvested Shares of Restricted Stock Awards

A summary of nonvested shares of restricted stock awards (“RSAs”) outstanding under the Company’s Equity Plan as of December 31, 2011 and changes during the year then ended is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value

Nonvested as of December 31, 2010	176,668	$4.90
Granted	1,000,000	3.50
Vested	(135,001)	4.90
Forfeited	(41,667)	4.90

Nonvested as of December 31, 2011	1,000,000	$3.50

Weighted Average Assumptions Used to Value Stock Option Grants

The weighted average assumptions used to value stock option grants were as follows:

	For the Years Ended December 31,
Variable Ranges	2011	2010	2009
Exercise price	$2.50 - $5.05	$1.00 - $3.31	$0.60 - $1.00
Fair market value of the underlying stock on date of grant	$2.50 - $5.05	$0.85 - $3.31	$0.60 - $0.41
Stock Option Grants:
Risk-free interest rate	0.92% - 2.37%	1.33% - 2.61%	2.43% - 3.52%
Expected life, in years	4.00 - 6.25	0.12 - 6.25	10.0
Expected volatility	71.10% - 100.05%	63.4% - 86.1%	75.0%
Expected dividend yield	0.0%	0.0%	0.0%
Expected forfeiture rate	8.78%	23.0%	0.0%
Fair value per share	$1.91 - $3.29	$0.29 - $2.28	$0.28 - $0.35